Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 14, 2011
Prospectus Date	rr_ProspectusDate	Aug. 01, 2011
Supplement [Text Block]	cfst1352280_SupplementTextBlock

Prospectus Supplement — November 14, 2011
to the Prospectuses listed below, each as supplemented
Fund		Prospectuses Dated
Columbia High Yield Bond Fund		Aug. 1, 2011
Effective December 1, 2011, the Fund will compare its performance to the Merrill Lynch High Yield Cash-Pay Constrained Index (the New Index), an unmanaged index that measures the performance of high yield bonds, rather than the JP Morgan Global High Yield Index (the Former Index). The index change is not expected to result in any changes in the management of the Fund. The average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby superseded and replaced with the following to reflect the New Index:

Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares is hereby replaced with the following:
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On December 1, 2011, the Merrill Lynch High Yield Cash-Pay Constrained Index (the New Index) replaced the JP Morgan Global High Yield Index (the Former Index) as the Fund's primary benchmark.
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia High Yield Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	7.99%
5 years	rr_AverageAnnualReturnYear05	6.66%
10 years	rr_AverageAnnualReturnYear10	7.03%
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia High Yield Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class B — before taxes
1 year	rr_AverageAnnualReturnYear01	7.54%
5 years	rr_AverageAnnualReturnYear05	6.59%
10 years	rr_AverageAnnualReturnYear10	6.74%
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia High Yield Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class C — before taxes
1 year	rr_AverageAnnualReturnYear01	12.00%
5 years	rr_AverageAnnualReturnYear05	6.97%
10 years	rr_AverageAnnualReturnYear10	6.76%
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | before taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia High Yield Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class I — before taxes
1 year	rr_AverageAnnualReturnYear01	14.25%
5 years	rr_AverageAnnualReturnYear05	8.12%
10 years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	8.17%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia High Yield Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class R — before taxes
1 year	rr_AverageAnnualReturnYear01	12.97%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	6.66%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | before taxes | Class R3
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia High Yield Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class R3 — before taxes
1 year	rr_AverageAnnualReturnYear01	13.60%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | before taxes | Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia High Yield Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 — before taxes
1 year	rr_AverageAnnualReturnYear01	13.91%
5 years	rr_AverageAnnualReturnYear05	8.02%
10 years	rr_AverageAnnualReturnYear10	7.76%
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | before taxes | Class R5
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia High Yield Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 — before taxes
1 year	rr_AverageAnnualReturnYear01	13.77%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	7.32%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | before taxes | Class W
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia High Yield Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class W — before taxes
1 year	rr_AverageAnnualReturnYear01	13.38%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2006
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia High Yield Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	5.23%
5 years	rr_AverageAnnualReturnYear05	3.70%
10 years	rr_AverageAnnualReturnYear10	3.94%
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia High Yield Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	5.08%
5 years	rr_AverageAnnualReturnYear05	3.86%
10 years	rr_AverageAnnualReturnYear10	4.05%
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Merrill Lynch High Yield Cash-Pay Constrained Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Merrill Lynch High Yield Cash-Pay Constrained Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.10%
5 years	rr_AverageAnnualReturnYear05	8.66%
10 years	rr_AverageAnnualReturnYear10	8.84%
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Merrill Lynch High Yield Cash-Pay Constrained Index | Class I Since inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	8.05%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Merrill Lynch High Yield Cash-Pay Constrained Index | Classes R, R3 and R5 Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	8.17%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Merrill Lynch High Yield Cash-Pay Constrained Index | Class W Since inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	8.26%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2006
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | JP Morgan Global High Yield Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	JP Morgan Global High Yield Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.05%
5 years	rr_AverageAnnualReturnYear05	8.93%
10 years	rr_AverageAnnualReturnYear10	9.25%
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | JP Morgan Global High Yield Index | Class I Since inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	8.33%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | JP Morgan Global High Yield Index | Classes R, R3 and R5 Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	8.29%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | JP Morgan Global High Yield Index | Class W Since inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	8.39%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2006
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Lipper High Current Yield Bond Funds Index Member
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper High Current Yield Bond Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	14.91%
5 years	rr_AverageAnnualReturnYear05	6.58%
10 years	rr_AverageAnnualReturnYear10	6.67%
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Lipper High Current Yield Bond Funds Index Member | Class I Since inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	6.50%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Lipper High Current Yield Bond Funds Index Member | Classes R, R3 and R5 Since inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Lipper High Current Yield Bond Funds Index Member | Class W Since inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	5.83%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2006
Columbia High Yield Bond Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby replaced with the following:
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On December 1, 2011, the Merrill Lynch High Yield Cash-Pay Constrained Index (the New Index) replaced the JP Morgan Global High Yield Index (the Former Index) as the Fund's primary benchmark.
Columbia High Yield Bond Fund | Class Z Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia High Yield Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes	[2]
1 year	rr_AverageAnnualReturnYear01	13.39%
5 years	rr_AverageAnnualReturnYear05	7.70%
10 years	rr_AverageAnnualReturnYear10	7.55%
Columbia High Yield Bond Fund | Class Z Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia High Yield Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions	[2]
1 year	rr_AverageAnnualReturnYear01	10.50%
5 years	rr_AverageAnnualReturnYear05	4.71%
10 years	rr_AverageAnnualReturnYear10	4.44%
Columbia High Yield Bond Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia High Yield Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares	[2]
1 year	rr_AverageAnnualReturnYear01	8.59%
5 years	rr_AverageAnnualReturnYear05	4.75%
10 years	rr_AverageAnnualReturnYear10	4.51%
Columbia High Yield Bond Fund | Class Z Shares | Merrill Lynch High Yield Cash-Pay Constrained Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Merrill Lynch High Yield Cash-Pay Constrained Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.10%
5 years	rr_AverageAnnualReturnYear05	8.66%
10 years	rr_AverageAnnualReturnYear10	8.84%
Columbia High Yield Bond Fund | Class Z Shares | JP Morgan Global High Yield Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	JP Morgan Global High Yield Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.05%
5 years	rr_AverageAnnualReturnYear05	8.93%
10 years	rr_AverageAnnualReturnYear10	9.25%
Columbia High Yield Bond Fund | Class Z Shares | Lipper High Current Yield Bond Funds Index Member
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper High Current Yield Bond Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	14.91%
5 years	rr_AverageAnnualReturnYear05	6.58%
10 years	rr_AverageAnnualReturnYear10	6.67%

[1]	On December 1, 2011, the Merrill Lynch High Yield Cash-Pay Constrained Index (the New Index) replaced the JP Morgan Global High Yield Index (the Former Index) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
[2]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.